Current and Deferred Taxes (Details) - Schedule of Effective Tax Rate Reconciliation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and Deferred Taxes [Abstract]
Tax calculated over profit before tax	27.00%	27.00%	27.00%
Price level restatement for tax purposes, tax rate	(11.86%)	(9.84%)	(12.19%)
Single penalty tax (rejected expenses), tax rate	0.04%	0.04%	0.05%
Other, tax rate	1.48%	3.16%	(0.75%)
Effective tax rates and expenses for income tax, tax rate	16.65%	20.35%	14.11%
Tax calculated over profit before tax, amount	$ 336,262	$ 291,491	$ 186,674
Price level restatement for tax purposes, amount	(147,753)	(106,221)	(84,289)
Single penalty tax (rejected expenses), amount	467	394	379
Other, amount	18,386	34,081	(5,216)
Effective tax rates and expenses for income tax, amount	$ 207,362	$ 219,745	$ 97,548